Operating Leases (Details) - Schedule of supplemental balance sheet information related to leases - Operating Lease [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
Operating lease right-of-use assets	$ 2,953	$ 2,796
Current lease liabilities	519	440
Non-current lease liabilities	3,089	2,948
Total lease liabilities	$ 3,608	$ 3,388
Weighted Average Remaining Lease Term
Operating leases	6 years 8 months 12 days	7 years 6 months
Weighted Average Discount Rate
Operating leases	7.33%	7.30%